Notes to the consolidated statements of income - Other operating income and expense (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Other operating income and expense
Foreign exchange gains	€ 114,916	€ 61,676
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	2,461	3,144
Revaluation of certain investments		15,197
Income from strategic transactions and programs	454	3,106
Other	23,484	30,376
Other operating income	141,315	113,499
Foreign exchange losses	122,177	70,415
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	1,336	2,064
Revaluation of certain investments	67,606
Expenses from strategic transactions and programs	24,883	154,955
Other	31,566	19,101
Other operating expense	247,568	246,535
Reclassification adjustments of foreign currency translation amounts previously classified within other comprehensive income, included in expenses from strategic transactions and programs	(1,005)	(11,936)
Legacy Portfolio Optimization
Other operating income and expense
Reclassification adjustments of foreign currency translation amounts previously classified within other comprehensive income, included in expenses from strategic transactions and programs	€ 0	€ (11,936)